Taxes (Tables)	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of statutory tax rates

	For the six months ended
	June 30, 2025	June 30, 2024
	(Unaudited)	(Unaudited)
China statutory income tax rate	25%	—
Preferential tax rate reduction	(13.6)%	—
Change in valuation allowance	(4.7)%	—
Permanent difference	(16.1)%	—
Others	9.2%	—
Effective tax rate	(0.2)%	—

Schedule of deferred tax assets and liabilities

	June 30,	December 31,
Deferred tax assets:	2025	2024
	(Unaudited)
Net operating loss carryforward	$33,407	$20,018
Lease liabilities	58,981	59,837
Allowance for credit loss	(4,324)	—
Deferred tax assets	88,064	79,855

ROU assets	(59,740)	(61,717)
Deferred tax liabilities	(59,740)	(61,717)

Valuation allowance	(28,324)	(18,138)

Deferred tax assets (liabilities), net	$—	$—

Non-current deferred tax assets	$—	$—
Non-current deferred tax liabilities	—	—
Deferred tax (liabilities) assets, net	$—	$—

Schedule of taxes payable

	June 30, 2025	December 31, 2024
	(Unaudited)
VAT taxes payable	$312,511	$316,105
Income taxes payable	100,535	203,494
Other taxes payable	11,963	9,351
Total taxes payable	$425,009	$528,950